Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Leases [Line Items]
Expenses relating to short-term leases	€ 9	€ 14
Lease commitment amount for leases not commenced	€ 12
Weighted average incremental borrowing rate applied to lease liabilities	5.40%	6.40%
Bottom of Range
Disclosure of Leases [Line Items]
Lease, term of contract	1 year